CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2018
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS [abstract]
Disclosure of critical accounting estimates and judgements

            CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)                  Provision for impairment of trade receivables

The provision for impairment of trade receivables are recognised on the basis of exposure at default and ECL rates which include consideration of historical credit loss experience, current status and forward-looking information. The assessment of the ECL involves significant accounting estimations and judgements, including historical period selection by making reference to historical credit loss experience of each portfolio, trade receivables lifetime recovery information and other relevant data as well as forward looking estimates such as changes of future economics, unemployment rate forecast, market environment and customer portfolio at the end of each reporting period.

(b)                   Estimation of the fair value of FVOCI

The Group makes estimates of the fair value of the FVOCI with consideration of the assessed value of the investees and the price from its recent financing, which is regarded as the best estimate of the fair value. The assessment of fair value requires the use of judgement and estimates. Where the expectation is different from the original estimate, such difference will impact the carrying amount of FVOCI and changes in the fair value of FVOCI recorded in other comprehensive income.